INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Summary of current and deferred components of the income tax expense

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Current tax expense	(3)	—	(16,441)
Deferred tax benefit ( expense )	4,623	(2,616)	(516)

	4,620	(2,616)	(16,957)

Summary of principle components of deferred tax assets and deferred taxes liability
The principle components of deferred tax assets were as follows:

	As of December 31,
	2017	2018	2019
	RMB	RMB	RMB
Deferred tax assets
Impairment loss on long-term investments	161	—	—
Deductible temporary difference related to advertising expenses	14	3,122	51,607
Net operating loss carrying forwards	65,137	70,941	19,461

Total deferred tax assets	65,312	74,063	71,068
Less: valuation allowance	(31,387)	(42,797)	(40,352)

Deferred tax assets net	33,925	31,266	30,716

Sumamry of reconciliation of effective tax rate and statutory income tax rate
The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follow:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
(Loss) income before provision for income taxes	(91,354)	21,397	242,239
Income tax (benefit) expense computed at an applicable tax rate of 25%	(22,839)	5,349	60,560
Effect of non-deductible expenses	7,354	4,100	11,010
Effect of research and development super-deduction	—	—	(38,078)
Effect of preferential tax rate	(878)	(18,243)	(10,399)
Effect on tax rates in different tax jurisdictions	—	—	(3,691)
Change in valuation allowance	11,743	11,410	(2,445)

	(4,620)	2,616	16,957

Summary of movements of valuation allowance
The movements of valuation allowance for the years end December 31, 2017, 2018 and 2019 are as follows:

	Year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Balance at beginning of the period	25,976	31,387	42,797
Additions	11,743	11,410	36,138
Decrease related to subsidiary disposals	(6,332)	—	—
Reversal	—	—	(38,583)

Balance at end of the period	31,387	42,797	40,352

Summary of increase in income tax expenses and decrease in net income per share, if Beijing BaiJiaHuLian did not enjoy income tax
If Beijing BaiJiaHuLian, GaoTuYunJi and Beijing Lexuebang did not enjoy income tax preferential tax rates for the years ended December 31, 2017, 2018 and 2019, the increase in income tax expenses and decrease in net income per share amounts would be as follows:

	For the year ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Increase in income tax expenses	878	18,243	10,399
Decrease in net income per ordinary share-basic	0.01	0.20	0.08
Decrease in net income per ordinary share-diluted	0.01	0.20	0.07